Regulatory Assets and Liabilities - Regulatory Assets (Details) - Other Assets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Regulatory assets:
Total regulatory assets	$ 17,830	$ 18,914
Deferred taxes
Regulatory assets:
Total regulatory assets	13,076	13,901
Other recoverable costs
Regulatory assets:
Total regulatory assets	$ 4,754	$ 5,013